Bank loan Payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Interest expense on loans	$ 36,724	$ 62,368
Line of Credit [Member]
Debt Instrument [Line Items]
Weighted average annual interest rate	8.19%